091-20872fn

For Internal Use Only
Sec File No. 9-

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2016 JUN 16 PM 2:37
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
JUN 16 2016
Washington DC
412

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Solactive Obesity Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SLIM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   ASX, Euronext Paris, Hong Kong, London, NASDAQ, NYSE, OMX Nordic Copenhagen, SIX Swiss, Taipei, Taiwan, Tokyo
8. Settlement Methodology of New Derivatives Product:
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

16018777

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Arnold Golub

Title:
Vice President

Telephone Number:
1-301-978-8088

Manual Signature of Official Responsible for Form:
Arnold Golub

Date: **June 14, 2016**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 16 2016

SEC 2449 (6-01)